Financial risk management objectives and policies - Summary of Maturity Profile of Financial Liabilities of the Group Based on Contractual Undiscounted (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)		Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Borrowings (other than CCPS)
Term loan from banks		₨ 373,729	$ 4,926	₨ 335,136
Other Financial Liabilities [Abstract]
Lease liabilities		3,454	46	2,112		$ 28	₨ 1,646	₨ 1,436
Interest accrued but not due on borrowings		1,821	24	1,686
Interest accrued but not due on debentures		2,037	27	1,211
Purchase consideration payable		88	$ 1	191
Financial guarantee contracts				78
Borrowings [Member]
Borrowings (other than CCPS)
Non convertible debentures (secured)	[1]	96,165		120,066	[2]
Compulsorily convertible debentures	[1]	962		1,050	[2]
Term loan from banks	[1]	86,513		72,733	[2]
Loans from financial institutions	[1]	169,723		153,593	[2]
Senior secured notes	[1]	165,993		107,231	[2]
Borrowings [Member] | 1 to 5 years [member]
Borrowings (other than CCPS)
Non convertible debentures (secured)	[1]	90,763		71,507	[2]
Compulsorily convertible debentures	[1]	346		349	[2]
Term loan from banks	[1]	47,780		26,929	[2]
Loans from financial institutions	[1]	60,623		46,968	[2]
Senior secured notes	[1]	81,356		85,989	[2]
Borrowings [Member] | > 5 years [member]
Borrowings (other than CCPS)
Non convertible debentures (secured)	[1]	5,402		48,560	[2]
Compulsorily convertible debentures	[1]	616		700	[2]
Term loan from banks	[1]	38,733		45,804	[2]
Loans from financial institutions	[1]	109,100		106,625	[2]
Senior secured notes	[1]	84,636		21,242	[2]
Short Term Interest Bearing Loans And Borrowings [Member]
Short Term Interest Bearing Loans And Borrowings [Abstract]
Acceptances (secured)		4,605		2,169
Buyer's / supplier's credit (secured)		5,400		2,962
Working capital term loan (secured)		4,480		5,525
Short Term Interest Bearing Loans And Borrowings [Member] | Less than 3 months [member]
Short Term Interest Bearing Loans And Borrowings [Abstract]
Acceptances (secured)		3,686		1,788
Working capital term loan (secured)		2,750		175
Short Term Interest Bearing Loans And Borrowings [Member] | 3 to 12 months [member]
Short Term Interest Bearing Loans And Borrowings [Abstract]
Acceptances (secured)		919		381
Buyer's / supplier's credit (secured)		5,400		2,962
Working capital term loan (secured)		1,730		5,350
Other Financial Liabilities [Member]
Other Financial Liabilities [Abstract]
Lease liabilities		11,190		6,540
Current maturities of long term interest-bearing loans and borrowings	[1]	85,715		57,470
Interest accrued but not due on borrowings		1,821		1,728
Interest accrued but not due on debentures		2,037		1,301
Capital creditors		11,036		9,001
Purchase consideration payable		88		191
Financial guarantee contracts	[3]			4,900
Other Financial Liabilities [Member] | On demand [member]
Other Financial Liabilities [Abstract]
Current maturities of long term interest-bearing loans and borrowings	[1]	653		11,088
Financial guarantee contracts	[3]			4,900
Other Financial Liabilities [Member] | Less than 3 months [member]
Other Financial Liabilities [Abstract]
Lease liabilities		148		90
Current maturities of long term interest-bearing loans and borrowings	[1]	8,930		9,960
Interest accrued but not due on borrowings		384		1,116
Interest accrued but not due on debentures		1,233		894
Capital creditors		11,036		9,001
Purchase consideration payable		88		191
Other Financial Liabilities [Member] | 3 to 12 months [member]
Other Financial Liabilities [Abstract]
Lease liabilities		338		240
Current maturities of long term interest-bearing loans and borrowings	[1]	76,132		36,422
Interest accrued but not due on borrowings		1,437		612
Interest accrued but not due on debentures		804		275
Other Financial Liabilities [Member] | 1 to 5 years [member]
Other Financial Liabilities [Abstract]
Lease liabilities		1,334		878
Other Financial Liabilities [Member] | > 5 years [member]
Other Financial Liabilities [Abstract]
Lease liabilities		9,370		5,332
Interest accrued but not due on debentures				132
Trade Payables [Member]
Trade Payables [Abstract]
Trade payables		5,613		3,245
Trade Payables [Member] | Less than 3 months [member]
Trade Payables [Abstract]
Trade payables		₨ 5,613		₨ 3,245

[1]	Including future interest payments.
[2]	The Company has issued Compulsorily convertible preference shares, which are mandatorily convertible into equity shares. These CCPS are excluded from maturity profile of financial liabilities since there is no cash outflow involved. These CCPS were subsequently converted to equity shares of RPPL in July 2021.
[3]	Based on the maximum amount that can be called for under the financial guarantee contracts.